Shareholder Report, Average Annual Return (Details) 190992_Buffalo Blue Chip Growth Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Buffalo Blue Chip Growth Fund Investor Class
Average Annual Return, Percent	17.00%	11.11%	14.78%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%	13.72%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.81%	12.76%	16.83%